Annual Total Returns - Franklin Income VIP Fund [BarChart] - FTVIP Class 4-57 - Franklin Income VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	12.54%
Annual Return 2011	2.29%
Annual Return 2012	12.56%
Annual Return 2013	13.85%
Annual Return 2014	4.52%
Annual Return 2015	(7.15%)
Annual Return 2016	13.87%
Annual Return 2017	9.55%
Annual Return 2018	(4.42%)
Annual Return 2019	16.05%